Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables and accrued expenses.
Accrued Expenses	SFr 7,122	SFr 8,067
Total	SFr 7,122	SFr 8,067